Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities

Note 16 - Lease liabilities:

The Company's lease liabilities are shown below:

	December 31, 2024		December 31, 2023
Lease liabilities:
Current	Ps.	750,127	Ps.	537,515
Non-current		7,415,363		5,706,707
	Ps.	8,165,490	Ps.	6,244,222

Set out below are the carrying amounts of lease liabilities and the movements during the year:

	Building		Transportation equipment		Store equipment		Total
Lease liabilities as of January 1, 2023	Ps.	5,092,225	Ps.	47,234	Ps.	105,983	Ps.	5,245,442
New leases		1,282,448		63,778		75,942		1,422,168
Interest expense		728,878		9,689		24,305		762,872
Principal and interest payments		(1,071,930)		(31,242)		(83,088)		(1,186,260)
Lease liabilities as of December 31, 2023	Ps.	6,031,621	Ps.	89,459	Ps.	123,142	Ps.	6,244,222
	Building		Transportation equipment		Store equipment		Total
New leases		2,194,687		93,833		30,415		2,318,935
Interest expense		1,025,855		23,504		23,415		1,072,774
Reclassifications		87,466		—		—		87,466
Write-offs		(10,275)		(3,155)		—		(13,430)
Principal and interest payments		(1,389,412)		(60,152)		(94,913)		(1,544,477)
Lease liabilities as of December 31, 2024	Ps.	7,939,942	Ps.	143,489	Ps.	82,059	Ps.	8,165,490

The following amounts have been recognized in profit or loss:

	December 31, 2024		December 31, 2023		December 31, 2022
Depreciation expense of right-of-use assets	Ps.	796,182	Ps.	598,031	Ps.	484,916
Interest expense on lease liabilities		1,072,774		762,872		507,875
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)		16,469		18,370		6,387
Total	Ps.	1,885,425	Ps.	1,379,273	Ps.	999,178

The Company has no cash outflows to which is potentially exposed since in the measurement of the lease liabilities, the optional renewal is always included.